UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6172

Dreyfus Municipal Cash Management Plus (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
October 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.8%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation and LOC;
National Rural Utilities
Cooperative Finance
Corporation)	2.85	11/15/09	12,000,000	12,000,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)	0.42	11/7/09	2,200,000 a	2,200,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	0.76	11/7/09	20,750,000 a,b	20,750,000

Arizona--2.1%
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Banco Santander)	0.29	11/7/09	9,700,000 a	9,700,000
JPMorgan Chase Putters and Drivers
Trust (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue) (Liquidity Facility;
JPMorgan Chase Bank)	0.20	11/7/09	8,500,000 a,b	8,500,000
Maricopa County Industrial
Development Authority, MFHR

(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.34	11/7/09	1,010,000 a	1,010,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.30	11/7/09	7,600,000 a	7,600,000
Phoenix Improvement Corporation,
Wastewater System Revenue, CP
(LOC; Bank of America)	0.35	11/9/09	14,000,000	14,000,000

Arkansas--.0%
Morgan Keegan Municipal Products
Inc. (Arkansas Development
Finance Authority, SFMR
(Warehouse Program))
(Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Lloyds
TSB Bank PLC)	0.46	11/7/09	185,000 a,b	185,000

California--2.1%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	12/10/09	5,000,000	5,000,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.47	11/7/09	15,995,000 a,b	15,995,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; FSA and
Liquidity Facility;
Westdeutsche Landesbank)	0.30	11/7/09	20,000,000 a	20,000,000

Colorado--2.5%
CollegeInvest,
Education Loan Revenue (LOC;

Lloyds TSB Bank PLC)	0.31	11/7/09	25,000,000 a	25,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(Linfield Christian School
Project) (LOC; Wells Fargo
Bank)	0.22	11/7/09	8,100,000 a	8,100,000
Colorado Housing and Finance
Authority, EDR (Monaco LLC
Project) (LOC; JPMorgan Chase
Bank)	0.61	11/7/09	2,940,000 a	2,940,000
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.56	11/7/09	3,100,000 a	3,100,000
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)	0.66	11/7/09	2,635,000 a	2,635,000
Erie,
COP (Lease Purchase Agreement)
(LOC; Key Bank)	2.95	11/7/09	4,165,000 a	4,165,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	0.26	11/7/09	2,950,000 a	2,950,000

Connecticut--1.7%
Connecticut,
GO Notes, BAN	2.00	4/28/10	12,000,000	12,094,913
Connecticut Health and Educational
Facilities Authority, Revenue
(The Jerome Home Issue) (LOC;
Bank of America)	0.26	11/7/09	9,170,000 a	9,170,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Wells
Fargo Bank)	0.26	11/7/09	7,300,000 a,b	7,300,000
New Haven,
GO Notes, BAN	1.25	2/15/10	5,000,000	5,005,695

District of Columbia--3.8%
District of Columbia,
Revenue (American Public

Health Association Issue)
(LOC; Bank of America)	0.26	11/7/09	6,765,000 a	6,765,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.43	12/9/09	13,200,000	13,200,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.40	11/7/09	15,000,000 a	15,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.40	11/7/09	25,000,000 a	25,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (LOC; Wachovia Bank)	0.32	11/7/09	14,700,000 a	14,700,000

Florida--7.7%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.33	11/7/09	13,230,000 a	13,230,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.35	11/5/09	13,151,000	13,151,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.45	12/1/09	13,130,000	13,130,000
Florida Municipal Power Agency,
Revenue, CP (LOC; Wachovia
Bank)	0.25	12/7/09	10,000,000	10,000,000
Greater Orlando Aviation
Authority, Airport Facilities
Revenue, CP (LOC: Bayerische
Landesbank, State Street Bank
and Trust Co. and Westdeutsche
Landesbank)	0.87	11/4/09	23,938,000	23,938,000
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety

International Inc. Project)
(LOC; Berkshire Hathaway
Assurance Corporation)	0.37	11/7/09	6,700,000 a	6,700,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.37	4/8/10	20,000,000	20,000,000
Manatee County School District,
GO Notes, TAN	1.00	5/1/10	14,000,000	14,041,640
Miami-Dade County Industrial
Development Authority, IDR
(Fine Art Lamps Project) (LOC;
SunTrust Bank)	0.70	11/7/09	4,050,000 a	4,050,000
Palm Beach County School District,
Revenue, TAN	0.75	2/1/10	31,000,000	31,033,570

Georgia--5.5%
Atlanta,
General Fund TAN	1.75	12/31/09	10,000,000	10,020,384
Atlanta Development Authority,
Revenue (Georgia Aquarium,
Inc. Project) (LOC; FHLB)	0.21	11/7/09	10,000,000 a	10,000,000
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project) (LOC; SunTrust
Bank)	0.55	11/7/09	33,850,000 a	33,850,000
Fulton County,
General Fund TAN	1.00	12/31/09	20,000,000	20,022,413
Gwinnett County Development
Authority, IDR (Suzanna's
Kitchen, Inc. Project) (LOC;
Wachovia Bank)	0.52	11/7/09	5,200,000 a	5,200,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	0.35	11/3/09	20,000,000	20,000,000
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.26	11/7/09	7,840,000 a	7,840,000

Illinois--2.8%
Illinois Finance Authority,

IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity
Facility; Northern Trust
Company)	0.27	11/7/09	5,000,000 a	5,000,000
Illinois Finance Authority,
Revenue (Hospice of
Northeastern Illinois Project)
(LOC; Harris NA)	0.22	11/7/09	8,500,000 a	8,500,000
Lombard,
Revenue (Elmhurst Memorial
Healthcare Project) (LOC;
Fifth Third Bank)	0.77	11/7/09	6,482,000 a	6,482,000
Oak Forest,
Revenue (Homewood Pool - South
Suburban Mayors and Managers
Association Program) (LOC;
Fifth Third Bank)	0.77	11/7/09	25,650,000 a	25,650,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-ESK Company Project)
(LOC; Bank of America)	0.45	11/7/09	8,405,000 a	8,405,000

Indiana--2.0%
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	0.40	11/7/09	3,255,000 a	3,255,000
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	0.35	11/7/09	2,335,000 a	2,335,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	0.40	11/7/09	3,440,000 a	3,440,000
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.35	11/7/09	3,300,000 a	3,300,000
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;

Bank of America)	0.40	11/7/09	6,000,000 a	6,000,000
Indiana Health and Educational
Facility Financing Authority,
Educational Facilities Revenue
(University of Evansville
Project) (LOC; Fifth Third
Bank)	0.77	11/7/09	15,075,000 a	15,075,000
Saint Joseph County,
EDR (Logan Community
Resources, Inc. Project) (LOC;
Fifth Third Bank)	0.77	11/7/09	5,730,000 a	5,730,000

Iowa--.3%
Ringgold County Hospital,
HR, BAN (Ringgold County
Hospital Project)	1.50	10/1/10	5,000,000	5,022,450

Kansas--.5%
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; Bank of
America)	0.31	11/7/09	8,760,000 a	8,760,000

Kentucky--1.2%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.33	11/7/09	9,320,000 a	9,320,000
Kentucky Economic Development
Finance Authority, Hospital
Facilities Revenue (The
Harrison Memorial Hospital,
Inc. Project) (LOC; Fifth
Third Bank)	0.97	11/7/09	8,000,000 a	8,000,000
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services, Inc. Project) (LOC;
Bank One)	0.40	11/7/09	6,100,000 a	6,100,000
Williamstown,

Kentucky League of Cities
Funding Trust Lease Program
Revenue (LOC; U.S. Bank NA)	0.22	11/7/09	200,000 a	200,000

Maine--.6%
Maine Finance Authority,
Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	0.29	11/7/09	11,090,000 a	11,090,000

Maryland--2.1%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Bank)	0.38	11/7/09	6,875,000 a	6,875,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	0.29	11/7/09	6,345,000 a	6,345,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Bank)	0.26	11/7/09	2,800,000 a	2,800,000
Maryland Economic Development
Corporation, Revenue,
Refunding (United Cerebral
Palsy Project) (LOC; M&T Bank)	0.38	11/7/09	1,859,500 a	1,859,500
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Charles
County Nursing Center)
(Liquidity Facility; M&T Bank)	0.31	11/7/09	3,775,000 a	3,775,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins Health System)
(Liquidity Facility; Bank of
America)	0.40	12/10/09	20,000,000	20,000,000

Massachusetts--3.1%
Macon Trust Various Certificates
(Massachusetts Health and
Educational Facilities
Authority - Harvard Vanguard

Medical Associates Issue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.76	11/7/09	10,500,000 a,b	10,500,000
Massachusetts,
GO Notes, RAN	2.50	4/29/10	22,000,000	22,232,504
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.32	11/7/09	4,000,000 a,b	4,000,000
Massachusetts Development Finance
Agency, Revenue (The Brimmer
and May School Issue) (LOC;
Comerica Bank)	0.36	11/7/09	9,675,000 a	9,675,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	0.35	11/7/09	14,700,000 a	14,700,000

Michigan--7.4%
Kent Hospital Finance Authority,
LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third
Bank)	0.77	11/7/09	45,000 a	45,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	0.77	11/7/09	6,500,000 a	6,500,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Standard Federal Bank)	0.26	11/7/09	7,925,000 a	7,925,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	12/3/09	15,000,000	15,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;

Landesbank Hessen-Thuringen
Girozentrale)	0.33	11/7/09	6,000,000 a	6,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.33	11/7/09	35,000,000 a	35,000,000
Michigan Strategic Fund,
LOR (Diocese of Grand Rapids
Educational and Cathedral
Square Project) (LOC; Fifth
Third Bank)	0.77	11/7/09	8,360,000 a	8,360,000
Michigan Strategic Fund,
LOR, Refunding (Goodwill
Industries of Greater Grand
Rapids, Inc. Project) (LOC;
Fifth Third Bank)	0.77	11/7/09	7,615,000 a	7,615,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	0.45	11/7/09	2,800,000 a	2,800,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	0.35	11/7/09	4,520,000 a	4,520,000
University of Michigan,
General Revenue, CP	0.20	11/4/09	29,710,000	29,710,000
University of Michigan,
General Revenue, CP	0.43	1/19/10	10,000,000	10,000,000
Waterford Charter Township
Economic Development
Corporation, LOR, Refunding
(Canterbury Health Care, Inc.
Project) (LOC; FHLB)	0.29	11/7/09	10,645,000 a	10,645,000

Minnesota--1.1%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	0.27	11/7/09	7,000,000 a	7,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System

Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.75	11/9/09	10,000,000	10,000,000
University of Minnesota,
CP	0.30	1/11/10	5,175,000	5,175,000

Missouri--1.2%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.35	11/12/09	10,000,000	10,000,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue, CP (Cox
Hospital) (LOC; Bank of Nova
Scotia)	0.25	11/17/09	13,000,000	13,000,000

Nevada--6.0%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.35	11/7/09	16,100,000 a	16,100,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.35	11/7/09	6,600,000 a	6,600,000
Director of Nevada Department of
Business and Industry, Revenue
(Nevada Cancer Institute
Project) (LOC; Bank of America)	0.26	11/7/09	5,450,000 a	5,450,000
Las Vegas Convention and Visitors
Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis
Bank and State Street Bank and
Trust Co.)	0.40	11/3/09	18,000,000	18,000,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.40	12/10/09	10,000,000	10,000,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.35	4/8/10	10,000,000	10,000,000
Las Vegas Valley Water District,
CP (LOC; BNP Paribas)	0.32	11/4/09	15,000,000	15,000,000

Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
Lloyds TSB Bank PLC)	0.42	12/3/09	35,000,000	35,000,000

New Hampshire--.3%
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	1.00	11/7/09	5,000,000 a	5,000,000

New Jersey--2.8%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.28	11/7/09	21,545,000 a	21,545,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	0.30	11/7/09	32,275,000 a	32,275,000

New York--1.8%
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	20,000,000	20,052,621
New York City Housing Development
Corporation, MFMR (Beekman
Tower Project) (LOC; RBS
Citizens NA)	0.50	11/7/09	15,000,000 a	15,000,000

North Carolina--3.0%
Board of Governors of the
University of North Carolina,
CP	0.30	12/10/09	10,000,000	10,000,000
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	0.29	11/7/09	20,000,000 a	20,000,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (WakeMed)
(LOC; Wachovia Bank)	0.22	11/7/09	9,300,000 a	9,300,000
Raleigh-Durham Airport Authority,

Airport Revenue, Refunding
(LOC; Wachovia Bank)	0.32	11/7/09	19,600,000 a	19,600,000

Ohio--6.0%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.35	11/7/09	5,055,000 a	5,055,000
Cleveland,
Water Revenue (LOC; Allied
Irish Banks)	0.25	11/7/09	13,000,000 a	13,000,000
Columbus Regional Airport
Authority, Revenue, CP (LOC;
Calyon NA)	0.40	11/13/09	8,500,000	8,500,000
Edgewood City School District,
School Improvement Unlimited
Tax GO Notes, BAN	2.00	12/1/09	6,000,000	6,005,596
Hamilton County,
EDR (Taft Museum Project)
(LOC; Fifth Third Bank)	0.77	11/7/09	9,070,000 a	9,070,000
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City
Bank)	0.50	11/7/09	2,030,000 a	2,030,000
Middletown,
Hospital Facilities Revenue
(Middletown Hospital Group)
(LOC; Lloyds TSB Bank PLC)	0.26	11/7/09	20,510,000 a,b	20,510,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	0.60	11/13/09	10,000,000	10,000,000
Ohio Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	0.85	11/7/09	4,700,000 a	4,700,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System Obligated Group)	0.50	1/13/10	8,650,000	8,650,000
Ohio Higher Educational Facility,
Revenue (Ashland University

Project) (LOC; Key Bank)	1.30	11/7/09	4,100,000 a	4,100,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.35	11/7/09	15,000,000 a	15,000,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Barclays Bank
PLC)	0.35	11/7/09	9,700,000 a	9,700,000

Oklahoma--.4%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	1.03	12/1/09	6,910,000	6,910,000

Pennsylvania--4.4%
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	1.15	11/7/09	3,020,000 a	3,020,000
Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Bank)	0.31	11/7/09	10,720,000 a	10,720,000
Haverford Township School
District, GO Notes (LOC; TD
Bank)	0.23	11/7/09	3,500,000 a	3,500,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	0.31	11/7/09	7,400,000 a	7,400,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.41	11/7/09	16,000,000 a	16,000,000
Pennsylvania Housing Finance
Agency, SFMR (Liquidity

Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.26	11/7/09	15,000,000 a	15,000,000
Philadelphia,
GO Notes, TRAN	2.50	6/30/10	13,000,000	13,149,500
Philadelphia Authority for
Industrial Development,
Revenue (The Pennsylvania
School for the Deaf) (LOC;
Citizens Bank of Pennsylvania)	1.15	11/7/09	2,400,000 a	2,400,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.40	12/10/09	5,000,000	5,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.30	1/7/10	10,000,000	10,000,000

South Carolina--.5%
Charleston County School District,
GO Notes, TAN	2.00	4/1/10	10,000,000	10,064,778

South Dakota--.4%
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue (Liquidity
Facility; Citigroup)	0.28	11/7/09	1,900,000 a,b	1,900,000
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue (Liquidity
Facility; FHLB)	0.21	11/7/09	5,000,000 a	5,000,000

Tennessee--1.5%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.26	11/7/09	10,000,000 a	10,000,000
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.26	11/7/09	3,900,000 a	3,900,000
Hendersonville Industrial
Development Board, Tax

Increment Revenue (LOC; Fifth
Third Bank)	0.97	11/7/09	7,500,000 a	7,500,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Health
Facilities Revenue, Refunding
(MUC-CI Homes, Inc. Project)
(LOC; Fifth Third Bank)	0.77	11/7/09	7,465,000 a	7,465,000

Texas--15.2%
Calhoun Port Authority,
Environmental Facilities
Revenue (Formosa Plastics
Corporation, Texas Project)
(LOC; Bank of America)	0.37	11/7/09	10,000,000 a	10,000,000
Collin County,
Unlimited Tax Road GO Notes,
Refunding	2.00	2/15/10	2,320,000	2,329,996
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.36	11/7/09	5,000,000 a,b	5,000,000
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility; Bank of America)	0.38	11/18/09	28,703,000	28,703,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wachovia
Bank)	0.42	11/7/09	3,660,000 a	3,660,000
Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds TSB
Bank PLC)	0.40	11/10/09	3,000,000	3,000,000
Harris County,
GO Notes, TAN	1.50	2/25/10	10,000,000	10,034,846
Harris County,
GO Notes, TAN	2.00	2/25/10	20,000,000	20,103,904

Harris County Metropolitan Transit
Authority, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.35	11/23/09	25,000,000	25,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.40	12/8/09	17,000,000	17,000,000
Port of Houston Authority of
Harris County, CP (Liquidity
Facility; Bank of America)	0.70	12/10/09	11,500,000	11,500,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue (Motiva Enterprises
LLC Project)	0.38	11/7/09	13,000,000 a	13,000,000
Port of Port Arthur Navigation
District of Jefferson County,
Revenue, CP (BASF AG)	0.75	11/5/09	10,000,000	10,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.18	11/7/09	10,000,000 a	10,000,000
San Antonio,
Electric and Gas Systems
Revenue, CP (Liquidity
Facility: Bank of America and
State Street Bank and Trust
Co.)	0.40	12/7/09	5,500,000	5,500,000
San Antonio,
Electric and Gas Systems
Revenue, Refunding	5.50	2/1/10	3,000,000	3,037,995
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	0.35	12/14/09	10,000,000	10,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.30	11/7/09	25,000,000 a	25,000,000

Texas,
TRAN	2.50	8/31/10	18,000,000	18,305,747
Texas Department of Housing and
Community Affairs, SFMR	0.30	11/7/09	29,100,000 a	29,100,000
University of Texas,
University Revenue, CP	0.20	11/4/09	17,885,000	17,885,000
University of Texas System Board
of Regents, Financing System
Revenue	0.16	11/7/09	18,700,000 a	18,700,000

Utah--2.9%
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility: Bank of
America and Bank of Nova
Scotia)	0.40	11/18/09	25,000,000	25,000,000
Salt Lake County,
GO Notes, TRAN	1.25	12/30/09	19,000,000	19,027,651
Utah Housing Corporation,
SFMR (LOC; Royal Bank of
Canada)	0.50	12/18/09	10,000,000	10,000,000
Utah Housing Corporation,
SFMR (LOC; Royal Bank of
Canada)	0.60	12/18/09	3,265,000	3,265,000

Vermont--.5%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon NA)	0.50	11/30/09	10,500,000	10,500,000

Virginia--2.3%
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Bank)	0.36	11/7/09	13,520,000 a	13,520,000
Norfolk Redevelopment and Housing
Authority, First Mortgage
Revenue (Fort Norfolk
Retirement Community, Inc. -
Harbor's Edge Project) (LOC;

HSH Nordbank AG)	0.65	11/7/09	16,300,000 a	16,300,000
Richmond,
CP (Liquidity Facility; Bank
of America)	0.37	11/9/09	14,000,000	14,000,000

Washington--.9%
Pierce County Economic Development
Corporation, Multi-Mode
Industrial Revenue (SeaTac
Packaging Project) (LOC; HSBC
Bank USA)	0.36	11/7/09	4,960,000 a	4,960,000
Tacoma Housing Authority,
Revenue (Crown Assisted Living
Project) (LOC; Key Bank)	0.90	11/7/09	600,000 a	600,000
Washington Economic Development
Finance Authority, SWDR
(CleanScapes, Inc. Project)
(LOC; Bank of the West)	0.33	11/7/09	7,895,000 a	7,895,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Panorama Project) (LOC; Key
Bank)	0.65	11/7/09	4,000,000 a	4,000,000

Wisconsin--2.6%
Wisconsin,
Transportation Revenue, CP
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.35	12/11/09	15,000,000	15,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	0.35	11/7/09	6,365,000 a	6,365,000
Wisconsin Housing and Economic
Development Authority, Home
Ownership Revenue (Liquidity
Facility; Fortis Bank)	0.30	11/7/09	22,030,000 a	22,030,000
Wisconsin Rural Water Construction
Loan Program Commmission,
Revenue, BAN	1.50	11/15/10	7,000,000	7,054,027

Wyoming--.3%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)
(LOC; Royal Bank of Canada)	0.29	11/7/09	5,000,000 a	5,000,000

Total Investments (cost $1,969,543,730)			101.3%	1,969,543,730
Liabilities, Less Cash and Receivables			(1.3%)	(25,447,941)
Net Assets			100.0%	1,944,095,789

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $94,640,000 or 4.9% of net assets.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,969,543,730
Level 3 - Significant Unobservable Inputs	-
Total	1,969,543,730

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

              (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)